CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
NET SALES	R$ 7,995,673	R$ 6,665,082	R$ 14,976,466	R$ 12,364,081
Cost of sales	(4,788,694)	(5,222,119)	(9,608,693)	(9,947,012)
GROSS PROFIT	3,206,979	1,442,963	5,367,773	2,417,069
OPERATING INCOME (EXPENSES)
Selling	(547,098)	(456,981)	(1,062,034)	(898,284)
General and administrative	(335,715)	(278,031)	(650,551)	(608,796)
Income (loss) from associates and joint ventures	(3,663)	3,911	(2,952)	5,569
Other, net	195,671	171,199	212,402	152,315
OPERATING PROFIT BEFORE NET FINANCIAL INCOME (EXPENSES)	2,516,174	883,061	3,864,638	1,067,873
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(1,033,126)	(1,086,192)	(2,119,550)	(2,078,996)
Financial income	82,419	149,607	203,173	298,929
Derivative financial instruments	(1,776,322)	257,427	(10,835,114)	(379,507)
Monetary and exchange variations, net	(2,930,209)	758,223	(15,349,795)	302,496
NET INCOME (LOSS) BEFORE TAXES	(3,141,064)	962,126	(24,236,648)	(789,205)
Current income taxes	(3,469)	(62,329)	(57,829)	(191,578)
Deferred income taxes	1,092,015	(199,949)	8,822,898	451,499
NET INCOME (LOSS) FOR THE PERIOD	(2,052,518)	699,848	(15,471,579)	(529,284)
Attributable to
Controlling shareholders'	(2,057,101)	700,548	(15,479,631)	(526,255)
Non-controlling interest	R$ 4,583	R$ (700)	R$ 8,052	R$ (3,029)
Earnings (Loss) per share
Basic	R$ (1.52466)	R$ 0.51922	R$ (11.47301)	R$ (0.39004)
Diluted	R$ (1.52466)	R$ 0.51922	R$ (11.47301)	R$ (0.39004)